Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Information [Line Items]
Document Type	20-F/A
Document Annual Report	true
Entity File Number	333-234096
Entity Registrant Name	Sibanye Stillwater Limited
Entity Address, Address Line One	Constantia Office Park
Entity Address, Address Line Two	Bridgeview House, Building 11, Ground Floor
Entity Address, City or Town	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address, Country	ZA
Title of 12(b) Security	Ordinary shares of no par value each
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,830,370,251
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001786909
Entity Incorporation, State or Country Code	T3
Entity Address, Address Line Three	Cnr 14th Avenue & Hendrik Potgieter Road
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	true
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Amendment Description	Sibanye Stillwater Limited (the “Company”) is filing this Amendment No. 1 (the “Amendment No. 1”) to the Annual Report on Form 20-F for the fiscal year ended 31 December 2022 filed with the Securities and Exchange Commission (the “Commission”) on 24 April 2023 (the "2022 Form 20-F"), solely for the purpose of amending exhibits 96.1 “Technical Report Summary of the Sibanye-Stillwater US PGM Operations (Stillwater and East Boulder)” and 96.7 “Technical Report Summary of Keliber lithium project” thereto, to reflect comments received from the staff of the Commission. In connection with the filing of this Amendment No. 1, the Company is including the relevant certifications of the Company’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 13a-14(a) and Rule 15d-14(a) (the “Section 302 Certifications”) of the Securities Exchange Act of 1934 (the “Exchange Act”). The Company is not including certifications pursuant to Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C.1350) in this Amendment No. 1 as no financial statements are being filed. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information in the 2022 Form 20-F as originally filed, or reflect any events that have occurred since the 2022 Form 20-F was filed on 24 April 2023.
ADR
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares
Trading Symbol	SBSW
Security Exchange Name	NYSE
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Constantia Office Park
Entity Address, Address Line Two	Bridgeview House, Building 11, Ground Floor
Entity Address, City or Town	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address, Country	ZA
City Area Code	011-27
Local Phone Number	11-278-9700
Entity Address, Address Line Three	Cnr 14th Avenue & Hendrik Potgieter Road
Contact Personnel Name	Charl Keyter